Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net
Property and equipment, net consists of the following (in thousands):

	September 30, 2021	December 31, 2020
Lab equipment	$30	$30
Computer and office equipment	124	133
Furniture and fixtures	64	64
Construction in process	2	—

	220	227
Less accumulated depreciation and amortization	(199)	(193)

	$21	$34

Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Lab equipment	$30	$1,649
Computer and office equipment	133	252
Furniture and fixtures	64	185
Leasehold improvements	—	1,065

	227	3,151
Less accumulated depreciation and amortization	(193)	(2,828)

	$34	$323